Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Net actuarial gain (loss) on defined benefit plans, tax		$ (20)	$ (16)	$ (22)
Net fair value gain (loss) during the year, tax		(3)	(4)	31
Reduction in deferred income tax assets due to US federal income tax rate decrease	$ 8
Reclassification to income of net loss, tax		$ (20)	$ (28)	$ (30)